Inventories (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
Inventories
Crushed stone, agricultural lime and sand	$ 76,927	$ 84,016
Safety equipment	16,057	16,901
Parts, tires and supplies	11,331	11,313
Raw materials	9,247	9,400
Concrete blocks	4,210	4,547
Building materials	3,921	3,982
Other	3,451	2,036
Inventories	$ 125,144	$ 132,195